Note 5 - Loans, Net of Allowance for Credit Losses (Details Textual) - Loans [member] - CAD ($)	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Statement Line Items [Line Items]
Total financial assets	$ 3,235,083,000	$ 2,992,678,000	$ 2,215,638,000
Financial assets impaired [member]
Statement Line Items [Line Items]
Total financial assets	$ 1,700,000	$ 279,000